RELATED PARTY TRANSACTIONS - Transactions with existing related parties - Net (expenses)/revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Net income (expense) from transactions with related party	$ 214	$ 1,761	$ 374
Avenir
Related Party Transaction [Line Items]
Net income (expense) from transactions with related party	246	468	980
Magni Partners
Related Party Transaction [Line Items]
Net income (expense) from transactions with related party	(32)	(189)	(606)
ECGS
Related Party Transaction [Line Items]
Net income (expense) from transactions with related party	$ 0	$ 1,482	$ 0